UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------


Check here if Amendment [  ]: Amendment Number: _______________________

         This Amendment (Check only one):   |_|  is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        DCM Partners LLC
Address:     909 Third Avenue, 30th Floor
             New York, NY  10022

Form 13F File Number: (To be determined after filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Erik Diamond
Title:       Managing Member
Phone:       212.350.4540

Signature, Place and Date of Signing:


     /s/ Erik Diamond             New York, New York        February 14, 2008
----------------------------      ------------------    -----------------------
          [Signature]                [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               DCM PARTNERS LLC
                                   FORM 13F
                        Quarter Ended December 31, 2007

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
                                            ---------------------------

Form 13F Information Table Entry Total:                  6
                                            ---------------------------

Form 13F Information Table Value Total:               $72,467
                                            ---------------------------

                                               (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      None

                               DCM PARTNERS LLC
                                   FORM 13F
                       Quarter Ended December 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                          CLASS             VALUE    SHRS OR   SH/  PUT/ INVESTMENT                           VOTING AUTHORITY
NAME OF ISSUER            TITLE   CUSIP   (X$1,000)  PRN AMT   PRN  CALL DISCRETION OTHER MANAGERS     SOLE        SHARED      NONE
--------------            -----   -----   ---------  -------   ---  ---- ---------- --------------     ----        ------      ----
------------------------- ----- --------- --------- --------- ----- ---- ---------- -------------- ---------------------------------
CHAMPION ENTERPRISES INC   COM  158496109    2,740    290,850   SH          SOLE                      290,850
------------------------- ----- --------- --------- --------- ----- ---- ---------- -------------- ---------------------------------
INTEVAC INC                COM  461148108   25,332  1,742,230   SH          SOLE                      954,833      787,397
------------------------- ----- --------- --------- --------- ----- ---- ---------- -------------- ---------------------------------
STAMPS COM INC             COM  852857200    7,336    602,339   SH          SOLE                      479,751      122,588
                           NEW
------------------------- ----- --------- --------- --------- ----- ---- ---------- -------------- ---------------------------------
TRINITY INDS INC           COM  896522109    5,633    202,900   SH          SOLE                      202,900
------------------------- ----- --------- --------- --------- ----- ---- ---------- -------------- ---------------------------------
TYLER TECHNOLOGIES INC     COM  902252105   17,712  1,374,100   SH          SOLE                      742,750      631,350
------------------------- ----- --------- --------- --------- ----- ---- ---------- -------------- ---------------------------------
VISTEON CORP               COM  92839U107   13,714  3,124,000   SH          SOLE                    1,766,600    1,357,400
------------------------------------------------------------------------------------------------------------------------------------